Expense Example - Class ACS - DWS Multi-Asset Moderate Allocation Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 Year	$ 693
3 Years	1,051
5 Years	1,432
10 Years	2,497
Class C
Expense Example:
1 Year	301
3 Years	727
5 Years	1,280
10 Years	2,788
Class S
Expense Example:
1 Year	100
3 Years	423
5 Years	769
10 Years	$ 1,746